Summary of Changes in the Trade Name (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Trade name impairment	$ 339
Trade name, net
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	1,019
Transfer limited "right to use" trade name asset to AS	(8)
Trade name impairment	(339)
Ending balance	$ 672